UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2018

Date of reporting period:	3/31/2018

Item 1. Schedule of Investments

PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 99.7%
Common Stocks
Aerospace & Defense — 3.1%
Boeing Co. (The)	15,678	$ 5,140,503
Banks — 2.2%
JPMorgan Chase & Co.	33,614	3,696,531
Biotechnology — 3.0%
BioMarin Pharmaceutical, Inc.*	20,456	1,658,368
Celgene Corp.*	13,872	1,237,521
Vertex Pharmaceuticals, Inc.*	12,514	2,039,532
		4,935,421
Capital Markets — 1.4%
S&P Global, Inc.	12,145	2,320,424
Chemicals — 0.7%
Albemarle Corp.(a)	12,289	1,139,682
Energy Equipment & Services — 2.0%
Halliburton Co.	69,994	3,285,518
Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	25,272	4,762,003
Food Products — 1.6%
Mondelez International, Inc. (Class A Stock)	61,968	2,585,925
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	58,405	3,499,628
Health Care Providers & Services — 3.6%
Cigna Corp.	15,964	2,677,801
UnitedHealth Group, Inc.	14,907	3,190,098
		5,867,899
Hotels, Restaurants & Leisure — 3.4%
Marriott International, Inc. (Class A Stock)	40,769	5,543,769
Internet & Direct Marketing Retail — 10.4%
Amazon.com, Inc.*	8,250	11,940,555
Booking Holdings, Inc.*	2,443	5,082,393
		17,022,948
Internet Software & Services — 12.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	34,797	6,386,642
Alphabet, Inc. (Class A Stock)*	3,231	3,350,999
Alphabet, Inc. (Class C Stock)*	5,599	5,776,992
Facebook, Inc. (Class A Stock)*	32,623	5,212,829
		20,727,462
IT Services — 11.7%
Mastercard, Inc. (Class A Stock)	59,227	10,374,201
Visa, Inc. (Class A Stock)	73,241	8,761,089
		19,135,290
Life Sciences Tools & Services — 2.1%
Illumina, Inc.*	14,756	3,488,613
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 2.7%
Concho Resources, Inc.*	21,532	$ 3,236,905
EOG Resources, Inc.	11,858	1,248,292
		4,485,197
Pharmaceuticals — 5.1%
Allergan PLC	15,013	2,526,538
Bristol-Myers Squibb Co.	92,614	5,857,835
		8,384,373
Semiconductors & Semiconductor Equipment — 4.4%
Intel Corp.	105,681	5,503,866
QUALCOMM, Inc.	30,485	1,689,174
		7,193,040
Software — 14.0%
Adobe Systems, Inc.*	26,229	5,667,562
Microsoft Corp.	93,272	8,512,936
Red Hat, Inc.*	28,787	4,303,944
salesforce.com, Inc.*	39,008	4,536,630
		23,021,072
Specialty Retail — 1.4%
Home Depot, Inc. (The)	13,087	2,332,627
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	40,979	6,875,457
Textiles, Apparel & Luxury Goods — 5.1%
NIKE, Inc. (Class B Stock)	125,284	8,323,869

Total Long-Term Investments (cost $73,000,193)		163,767,251
Short-Term Investments — 4.3%
Affiliated Mutual Funds
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	386,100	386,100
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $6,629,058; includes $6,618,199 of cash collateral for securities on loan)(b)(w)	6,629,236	6,627,910

Total Short-Term Investments (cost $7,015,158)		7,014,010

TOTAL INVESTMENTS—104.0% (cost $80,015,351)		170,781,261

Liabilities in excess of other assets — (4.0)%		(6,638,120)

Net Assets — 100.0%		$ 164,143,141

The following abbreviations are used in the quarterly schedule of portfolio holdings.

ADR American Depositary Receipt

*	Non-income producing security.

A0

PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,659,630; cash collateral of $6,618,199 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 5,140,503	$—	$—
Banks	3,696,531	—	—
Biotechnology	4,935,421	—	—
Capital Markets	2,320,424	—	—
Chemicals	1,139,682	—	—
Energy Equipment & Services	3,285,518	—	—
Food & Staples Retailing	4,762,003	—	—
Food Products	2,585,925	—	—
Health Care Equipment & Supplies	3,499,628	—	—
Health Care Providers & Services	5,867,899	—	—
Hotels, Restaurants & Leisure	5,543,769	—	—
Internet & Direct Marketing Retail	17,022,948	—	—
Internet Software & Services	20,727,462	—	—
IT Services	19,135,290	—	—
Life Sciences Tools & Services	3,488,613	—	—
Oil, Gas & Consumable Fuels	4,485,197	—	—
Pharmaceuticals	8,384,373	—	—
Semiconductors & Semiconductor Equipment	7,193,040	—	—
Software	23,021,072	—	—
Specialty Retail	2,332,627	—	—
Technology Hardware, Storage & Peripherals	6,875,457	—	—
Textiles, Apparel & Luxury Goods	8,323,869	—	—
Affiliated Mutual Funds	7,014,010	—	—
Total	$170,781,261	$—	$—
During the period, there were no transfers between Level 1, Level 2, and Level 3 to report.
A1

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)
B2

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date May 23, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date May 23, 2018

*	Print the name and title of each signing officer under his or her signature.